Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Share-based Compensation
Exercise price (US$)	$ 2.39
Risk-free interest rate	4.14%
Exercise multiple	2.5
Expected dividend yield	0.00%
Expected volatility	62.00%
Expected forfeiture rate (post-vesting)	6.09%
Options
Share-based Compensation
Fair value of the ordinary shares on the date of option grant (US$)	$ 5.48